Financial Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized gain on sale of marketable securities, net	$ 2,993	$ 16	$ 288
Amortization of marketable securities premium and accretion of discount, net	23,388	29,611	33,021
Financial income, net	44,402	34,073	28,762
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	69,425	67,581	65,497
Realized gain on sale of marketable securities, net	2,993	16	288
Total financial income	72,418	67,597	65,785
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	23,388	29,622	33,021
Foreign currency re-measurement loss	2,658	485	1,844
Others	1,970	3,417	2,158
Total financial expense	$ 28,016	$ 33,524	$ 37,023